Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets [Abstract]
Loans and Leases Receivable, Allowance	$ 6,463	$ 7,298
Common Stock, Par or Stated Value Per Share	$ 0.10	$ 0.10
Common Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Shares, Issued	4,164,723	3,724,668
Treasury Stock, Shares	4,509	23,311